UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2009



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA SMALL CAP STOCK FUND - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2009

[LOGO OF USAA]
    USAA(R)








PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA SMALL CAP STOCK FUND
APRIL 30, 2009




















                                                                      (Form N-Q)

48494 -0609                                  (C)2009, USAA. All rights reserved.

================================================================================
PORTFOLIO OF INVESTMENTS


USAA SMALL CAP STOCK FUND
April 30, 2009 (unaudited)

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

               COMMON STOCKS (95.6%)

               CONSUMER DISCRETIONARY (15.8%)
               ------------------------------
               ADVERTISING (1.0%)
      205,900  Arbitron, Inc.                                                              $        4,287
                                                                                          ---------------
               APPAREL & ACCESSORIES & LUXURY GOODS (1.3%)
       19,100  Carter's, Inc.  *                                                                      408
      135,500  UniFirst Corp.                                                                       5,053
                                                                                          ---------------
                                                                                                    5,461
                                                                                          ---------------
               APPAREL RETAIL (3.4%)
       92,750  Aeropostale, Inc.  *                                                                 3,151
      281,654  Cato Corp. "A"                                                                       5,413
       68,000  Finish Line, Inc. "A"                                                                  578
      444,750  Stage Stores, Inc.                                                                   5,448
                                                                                          ---------------
                                                                                                   14,590
                                                                                          ---------------
               AUTO PARTS & EQUIPMENT (0.1%)
       18,000  Fuel Systems Solutions, Inc.  *                                                        275
                                                                                          ---------------
               AUTOMOTIVE RETAIL (0.1%)
       22,700  Pantry, Inc.  *                                                                        536
                                                                                          ---------------
               BROADCASTING (0.3%)
       62,420  DG FastChannel, Inc.  *                                                              1,456
                                                                                          ---------------
               CASINOS & GAMING (1.0%)
       40,720  Bally Technologies, Inc.  *                                                          1,066
      103,250  WMS Industries, Inc.  *                                                              3,315
                                                                                          ---------------
                                                                                                    4,381
                                                                                          ---------------
               CATALOG RETAIL (0.2%)
       53,865  PetMed Express, Inc.  *                                                                876
                                                                                          ---------------
               EDUCATION SERVICES (0.6%)
       13,900  Capella Education Co.  *                                                               714
      126,680  Corinthian Colleges, Inc.  *                                                         1,951
                                                                                          ---------------
                                                                                                    2,665
                                                                                          ---------------
               HOME FURNISHINGS (0.4%)
      130,400  Tempur-Pedic International, Inc.                                                     1,677
                                                                                          ---------------
               HOMEFURNISHING RETAIL (0.1%)
       15,600  Aaron's, Inc.                                                                          524
                                                                                          ---------------
               HOTELS, RESORTS, & CRUISE LINES (0.8%)
      115,400  Choice Hotels International, Inc.                                                    3,454
                                                                                          ---------------
               HOUSEHOLD APPLIANCES (0.9%)
      233,000  Helen of Troy Ltd.  *                                                                3,716
                                                                                          ---------------
               INTERNET RETAIL (0.7%)
       37,300  Netflix, Inc.  *                                                                     1,690



================================================================================
1   |  USAA Small Cap Stock Fund

================================================================================


                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

       88,531  NutriSystem, Inc.                                                           $        1,217
                                                                                          ---------------
                                                                                                    2,907
                                                                                          ---------------
               LEISURE PRODUCTS (0.1%)
       46,680  JAKKS Pacific, Inc.  *                                                                 591
                                                                                          ---------------
               MOVIES & ENTERTAINMENT (0.3%)
       93,400  Bigband Networks, Inc.  *                                                              547
       18,200  Marvel Entertainment, Inc.  *                                                          543
                                                                                          ---------------
                                                                                                    1,090
                                                                                          ---------------
               PUBLISHING (0.3%)
      226,300  Valassis Communications, Inc.  *                                                     1,170
                                                                                          ---------------
               RESTAURANTS (2.7%)
       83,592  California Pizza Kitchen, Inc.  *                                                    1,313
      139,660  CEC Entertainment, Inc.  *                                                           4,254
      105,655  CKE Restaurants, Inc.                                                                1,011
      185,340  Dominos Pizza, Inc.  *                                                               1,750
       21,800  Jack in the Box, Inc.  *                                                               536
      259,900  Sonic Corp.  *                                                                       2,838
                                                                                          ---------------
                                                                                                   11,702
                                                                                          ---------------
               SPECIALIZED CONSUMER SERVICES (1.0%)
      106,721  Matthews International Corp. "A"                                                     3,343
       30,600  Steiner Leisure Ltd.  *                                                                968
                                                                                          ---------------
                                                                                                    4,311
                                                                                          ---------------
               SPECIALTY STORES (0.5%)
      110,814  Hibbett Sports, Inc.  *                                                              2,310
                                                                                          ---------------
               Total Consumer Discretionary                                                        67,979
                                                                                          ---------------

               CONSUMER STAPLES (4.4%)
               -----------------------
               FOOD DISTRIBUTORS (0.4%)
       45,600  Spartan Stores, Inc.                                                                   742
       49,558  United Natural Foods, Inc.  *                                                        1,129
                                                                                          ---------------
                                                                                                    1,871
                                                                                          ---------------
               FOOD RETAIL (0.6%)
       88,700  Casey's General Stores, Inc.                                                         2,361
                                                                                          ---------------
               PACKAGED FOODS & MEAT (2.3%)
       48,768  Diamond Foods, Inc.                                                                  1,277
       93,280  Flowers Foods, Inc.                                                                  2,155
       26,909  Lancaster Colony Corp.                                                               1,179
      170,400  Lance, Inc.                                                                          3,946
       31,804  Sanderson Farms, Inc.                                                                1,269
                                                                                          ---------------
                                                                                                    9,826
                                                                                          ---------------
               PERSONAL PRODUCTS (1.0%)
      156,100  Herbalife Ltd.                                                                       3,094
      105,644  Nu Skin Enterprises, Inc. "A"                                                        1,354
                                                                                          ---------------
                                                                                                    4,448
                                                                                          ---------------
               TOBACCO (0.1%)
      164,300  Alliance One International, Inc.  *                                                    616
                                                                                          ---------------
               Total Consumer Staples                                                              19,122
                                                                                          ---------------

               ENERGY (4.6%)
               -------------
               COAL & CONSUMABLE FUELS (0.2%)
      234,020  International Coal Group, Inc.  *                                                      466
       30,150  USEC, Inc.  *                                                                          186
                                                                                          ---------------
                                                                                                      652
                                                                                          ---------------


================================================================================
                                                 Portfolio of Investments  |   2

================================================================================


                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
               OIL & GAS EQUIPMENT & SERVICES (1.2%)
       36,400  Dresser-Rand Group, Inc.  *                                                 $          897
       76,546  Matrix Service Co.  *                                                                  733
       44,500  Oil States International, Inc.  *                                                      841
       61,873  RPC, Inc.                                                                              662
       30,089  Seacor Holdings, Inc.  *                                                             1,977
                                                                                          ---------------
                                                                                                    5,110
                                                                                          ---------------
               OIL & GAS EXPLORATION & PRODUCTION (2.5%)
       82,500  Bill Barrett Corp.  *                                                                2,143
       24,570  Clayton Williams Energy, Inc.  *                                                       738
      122,509  EXCO Resources, Inc.  *                                                              1,443
      150,400  Penn Virginia Corp.                                                                  2,116
       46,589  St. Mary Land & Exploration Co.                                                        833
      224,239  VAALCO Energy, Inc.  *                                                               1,070
       71,700  Whiting Petroleum Corp.  *                                                           2,349
                                                                                          ---------------
                                                                                                   10,692
                                                                                          ---------------
               OIL & GAS REFINING & MARKETING (0.6%)
      138,965  CVR Energy, Inc.  *                                                                  1,023
       33,650  Holly Corp.                                                                            705
       67,651  Western Refining, Inc.  *                                                              852
                                                                                          ---------------
                                                                                                    2,580
                                                                                          ---------------
               OIL & GAS STORAGE & TRANSPORTATION (0.1%)
       46,410  Knightsbridge Tankers Ltd.                                                             614
                                                                                          ---------------
               Total Energy                                                                        19,648
                                                                                          ---------------

               FINANCIALS (12.3%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.5%)
      357,600  Ares Capital Corp.                                                                   2,099
                                                                                          ---------------
               CONSUMER FINANCE (0.9%)
       90,167  Credit Acceptance Corp.  *                                                           2,073
       77,860  EZCORP, Inc. "A"  *                                                                    965
       42,199  First Cash Financial Services, Inc.  *                                                 694
                                                                                          ---------------
                                                                                                    3,732
                                                                                          ---------------
               DIVERSIFIED REAL ESTATE ACTIVITIES (0.3%)
      108,100  Comfort Systems USA, Inc.                                                            1,167
                                                                                          ---------------
               LIFE & HEALTH INSURANCE (1.0%)
      244,800  Delphi Financial Group, Inc. "A"                                                     4,228
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
       89,900  Net 1 U.E.P.S Technologies, Inc.  *                                                  1,483
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (1.0%)
        7,200  Alleghany Corp.  *                                                                   1,826
        8,518  Argo Group International Holdings Ltd.  *                                              239
      228,900  Assured Guaranty Ltd.                                                                2,211
                                                                                          ---------------
                                                                                                    4,276
                                                                                          ---------------
               REGIONAL BANKS (2.2%)
      136,400  First Midwest Bancorp, Inc.                                                          1,208
      176,380  International Bancshares Corp.                                                       2,383
      114,100  MB Financial, Inc.                                                                   1,555
       28,240  Signature Bank  *                                                                      768
      255,000  Webster Financial Corp.                                                              1,334
       41,900  Westamerica Bancorp                                                                  2,247
                                                                                          ---------------
                                                                                                    9,495
                                                                                          ---------------
               REINSURANCE (1.7%)
       95,000  IPC Holdings Ltd.                                                                    2,474
      113,900  Platinum Underwriters Holdings Ltd.                                                  3,277


================================================================================
3   |  USAA Small Cap Stock Fund

================================================================================


                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
       51,600  Reinsurance Group of America, Inc. "A"                                      $        1,640
                                                                                          ---------------
                                                                                                    7,391
                                                                                          ---------------
               REITS - DIVERSIFIED (0.4%)
       45,100  PS Business Parks, Inc.                                                              1,973
                                                                                          ---------------
               REITS - OFFICE (0.7%)
       47,432  Highwoods Properties, Inc.                                                           1,138
       66,100  Mack-Cali Realty Corp.                                                               1,775
                                                                                          ---------------
                                                                                                    2,913
                                                                                          ---------------
               REITS - RESIDENTIAL (0.5%)
       91,000  American Campus Communities, Inc.                                                    1,973
       59,140  Associated Estates Realty Corp.                                                        328
                                                                                          ---------------
                                                                                                    2,301
                                                                                          ---------------
               REITS - RETAIL (1.4%)
      150,586  Acadia Realty Trust                                                                  2,184
      169,600  Realty Income Corp.                                                                  3,787
                                                                                          ---------------
                                                                                                    5,971
                                                                                          ---------------
               REITS - SPECIALIZED (0.5%)
      171,700  DiamondRock Hospitality Co.                                                          1,114
       60,180  OMEGA Healthcare Investors, Inc.                                                       946
                                                                                          ---------------
                                                                                                    2,060
                                                                                          ---------------
               SPECIALIZED FINANCE (0.6%)
       85,746  Financial Federal Corp.                                                              2,110
       39,870  Interactive Brokers Group, Inc. "A"  *                                                 588
                                                                                          ---------------
                                                                                                    2,698
                                                                                          ---------------
               THRIFTS & MORTGAGE FINANCE (0.3%)
      100,500  NewAlliance Bancshares, Inc.                                                         1,298
                                                                                          ---------------
               Total Financials                                                                    53,085
                                                                                          ---------------

               HEALTH CARE (16.7%)
               -------------------
               BIOTECHNOLOGY (3.8%)
       12,828  Alexion Pharmaceuticals, Inc.  *                                                       429
      214,420  Alkermes, Inc.  *                                                                    1,640
       96,000  Cubist Pharmaceuticals, Inc.  *                                                      1,594
       73,391  Emergent BioSolutions, Inc.  *                                                         786
      609,064  Human Genome Sciences, Inc.  *                                                       1,334
      115,200  Isis Pharmaceuticals, Inc.  *                                                        1,806
       85,900  Luminex Corp.  *                                                                     1,410
       96,078  Martek Biosciences Corp.                                                             1,750
      129,837  Maxygen, Inc.  *                                                                       759
       66,595  Myriad Genetics, Inc.  *                                                             2,583
       29,134  NPS Pharmaceuticals, Inc.  *                                                           101
       38,510  Osiris Therapeutics, Inc.  *                                                           488
      234,510  PDL BioPharma, Inc.                                                                  1,677
                                                                                          ---------------
                                                                                                   16,357
                                                                                          ---------------
               HEALTH CARE DISTRIBUTORS (0.2%)
       66,800  PSS World Medical, Inc.  *                                                             970
                                                                                          ---------------
               HEALTH CARE EQUIPMENT (2.4%)
      111,800  Cyberonics, Inc.  *                                                                  1,480
       46,270  Kensey Nash Corp.  *                                                                   969
       47,600  Orthofix International N.V.  *                                                         812
       28,770  Sirona Dental Systems, Inc.  *                                                         471
       85,650  Steris Corp.                                                                         2,064
       83,000  Thoratec Corp.  *                                                                    2,412
       65,800  VNUS Medical Technologies, Inc.  *                                                   1,457


================================================================================
                                                 Portfolio of Investments  |   4

================================================================================


                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
        43,400  Volcano Corp.  *                                                           $          572
                                                                                          ---------------
                                                                                                   10,237
                                                                                          ---------------
               HEALTH CARE FACILITIES (0.9%)
      139,600  AmSurg Corp.  *                                                                      2,867
      100,560  Odyssey Healthcare, Inc.  *                                                          1,042
                                                                                          ---------------
                                                                                                    3,909
                                                                                          ---------------
               HEALTH CARE SERVICES (1.9%)
       41,580  Amedisys, Inc.  *                                                                    1,395
      105,580  AMN Healthcare Services, Inc.  *                                                       727
       76,274  CorVel Corp.  *                                                                      1,716
       46,470  Emergency Medical Services Corp. "A"  *                                              1,619
       86,370  Gentiva Health Services, Inc.  *                                                     1,376
       55,800  LHC Group, Inc.  *                                                                   1,273
                                                                                          ---------------
                                                                                                    8,106
                                                                                          ---------------
               HEALTH CARE SUPPLIES (2.0%)
       40,570  Haemonetics Corp.  *                                                                 2,095
      108,700  ICU Medical, Inc.  *                                                                 4,087
      104,426  Invacare Corp.                                                                       1,607
       43,175  Merit Medical Systems, Inc.  *                                                         670
                                                                                          ---------------
                                                                                                    8,459
                                                                                          ---------------
               LIFE SCIENCES TOOLS & SERVICES (1.6%)
       25,800  Bio-Rad Laboratories, Inc. "A"  *                                                    1,798
      233,710  Bruker Corp.  *                                                                      1,538
      126,400  Charles River Laboratories International, Inc.  *                                    3,495
                                                                                          ---------------
                                                                                                    6,831
                                                                                          ---------------
               MANAGED HEALTH CARE (2.0%)
      241,210  Centene Corp.  *                                                                     4,431
       44,030  HealthSpring, Inc.  *                                                                  406
      365,400  Universal American Financial Corp.  *                                                3,775
                                                                                          ---------------
                                                                                                    8,612
                                                                                          ---------------
               PHARMACEUTICALS (1.9%)
      144,705  Medicines Co.  *                                                                     1,444
       85,290  Noven Pharmaceuticals, Inc.  *                                                         880
       87,150  Pain Therapeutics, Inc.  *                                                             413
      133,965  Par Pharmaceutical Companies, Inc.  *                                                1,438
      294,132  Questcor Pharmaceuticals, Inc.  *                                                    1,324
      150,485  Valeant Pharmaceuticals International  *                                             2,522
       67,350  ViroPharma, Inc.  *                                                                    379
                                                                                          ---------------
                                                                                                    8,400
                                                                                          ---------------
               Total Health Care                                                                   71,881
                                                                                          ---------------

               INDUSTRIALS (17.5%)
               -------------------
               AEROSPACE & DEFENSE (0.8%)
       41,315  Stanley, Inc.  *                                                                     1,065
       45,810  TransDigm Group, Inc.  *                                                             1,610
       22,650  Triumph Group, Inc.                                                                    936
                                                                                          ---------------
                                                                                                    3,611
                                                                                          ---------------
               AIRLINES (0.5%)
       87,830  AirTran Holdings, Inc.  *                                                              610
       12,650  Allegiant Travel Co.  *                                                                658
      176,933  Hawaiian Holdings, Inc.  *                                                             883
                                                                                          ---------------
                                                                                                    2,151
                                                                                          ---------------
               BUILDING PRODUCTS (0.3%)
       64,500  Simpson Manufacturing Co., Inc.                                                      1,436
                                                                                          ---------------


--------------------------------------------------------------------------------
5   |  USAA Small Cap Stock Fund

================================================================================


                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
               COMMERCIAL PRINTING (0.3%)
      247,416  Bowne & Co., Inc.                                                          $         1,264
                                                                                          ---------------
               CONSTRUCTION & ENGINEERING (1.3%)
       11,400  EMCOR Group, Inc.  *                                                                   237
       98,440  MasTec, Inc.  *                                                                      1,231
       42,314  Michael Baker Corp.  *                                                               1,422
       82,743  Orion Marine Group, Inc.  *                                                          1,240
       83,600  Sterling Construction Co., Inc.  *                                                   1,569
                                                                                          ---------------
                                                                                                    5,699
                                                                                          ---------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.6%)
      211,100  Force Protection, Inc.  *                                                            1,608
      160,110  Titan International, Inc.                                                              969
                                                                                          ---------------
                                                                                                    2,577
                                                                                          ---------------
               DIVERSIFIED SUPPORT SERVICES (0.2%)
       23,500  Copart, Inc.  *                                                                        738
                                                                                          ---------------
               ELECTRICAL COMPONENTS & EQUIPMENT (2.3%)
       82,100  Acuity Brands, Inc.                                                                  2,359
      309,990  Belden, Inc.                                                                         4,997
       64,600  GrafTech International Ltd.  *                                                         568
      217,881  GT Solar International, Inc.  *                                                      1,545
       13,200  Powell Industries, Inc.  *                                                             475
                                                                                          ---------------
                                                                                                    9,944
                                                                                          ---------------
               ENVIRONMENTAL & FACILITIES SERVICES (1.0%)
       95,400  Rollins, Inc.                                                                        1,717
      110,930  Tetra Tech, Inc.  *                                                                  2,725
                                                                                          ---------------
                                                                                                    4,442
                                                                                          ---------------
               HUMAN RESOURCE & EMPLOYMENT SERVICES (0.3%)
       47,750  Administaff, Inc.                                                                    1,273
                                                                                          ---------------
               INDUSTRIAL CONGLOMERATES (1.6%)
      304,600  Carlisle Companies, Inc.                                                             6,930
                                                                                          ---------------
               INDUSTRIAL MACHINERY (3.3%)
      260,603  Albany International Corp. "A"                                                       2,418
       88,500  Chart Industries, Inc.  *                                                            1,224
       39,250  CIRCOR International, Inc.                                                           1,010
       92,070  EnPro Industries, Inc.  *                                                            1,470
       48,300  ESCO Technologies, Inc.  *                                                           2,008
       33,640  Gardner Denver, Inc.  *                                                                896
       42,180  L.B. Foster Co. "A"  *                                                               1,381
      178,600  Mueller Industries, Inc.                                                             3,924
                                                                                          ---------------
                                                                                                   14,331
                                                                                          ---------------
               MARINE (0.6%)
       81,851  Kirby Corp.  *                                                                       2,526
                                                                                          ---------------
               OFFICE SERVICES & SUPPLIES (1.2%)
      472,800  ACCO Brands Corp.  *                                                                   988
      128,800  United Stationers, Inc.  *                                                           4,216
                                                                                          ---------------
                                                                                                    5,204
                                                                                          ---------------
               RAILROADS (0.7%)
       98,900  Genesee & Wyoming, Inc. "A"  *                                                       2,967
                                                                                          ---------------
               RESEARCH & CONSULTING SERVICES (0.3%)
       25,290  Watson Wyatt Worldwide, Inc. "A"                                                     1,342
                                                                                          ---------------
               TRADING COMPANIES & DISTRIBUTORS (1.6%)
      105,056  Beacon Roofing Supply, Inc.  *                                                       1,670
       21,285  DXP Enterprises, Inc.  *                                                               283


================================================================================
                                                 Portfolio of Investments  |   6

================================================================================


                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
      157,800  GATX Corp.                                                                 $         4,751
                                                                                          ---------------
                                                                                                    6,704
                                                                                          ---------------
               TRUCKING (0.6%)
       82,600  Knight Transportation, Inc.                                                          1,460
      154,200  Vitran Corp., Inc. "A"  *                                                            1,049
                                                                                          ---------------
                                                                                                    2,509
                                                                                          ---------------
               Total Industrials                                                                   75,648
                                                                                          ---------------

               INFORMATION TECHNOLOGY (16.1%)
               ------------------------------
               APPLICATION SOFTWARE (2.4%)
       59,654  ACI Worldwide, Inc.  *                                                               1,030
       79,641  Interactive Intelligence, Inc.  *                                                      876
      131,815  JDA Software Group, Inc.  *                                                          1,860
       65,735  Pegasystems, Inc.                                                                    1,148
      122,990  Quest Software, Inc.  *                                                              1,787
       23,600  SPSS, Inc.  *                                                                          729
      215,430  TIBCO Software, Inc.  *                                                              1,362
       88,410  Tyler Technologies, Inc.  *                                                          1,459
                                                                                          ---------------
                                                                                                   10,251
                                                                                          ---------------
               COMMUNICATIONS EQUIPMENT (1.7%)
       96,560  ADTRAN, Inc.                                                                         2,042
      143,000  ARRIS Group, Inc.  *                                                                 1,526
       18,904  Avocent Corp.  *                                                                       273
       47,570  InterDigital, Inc.  *                                                                1,252
       23,898  PCTEL, Inc.                                                                            116
      143,260  Tekelec  *                                                                           2,221
                                                                                          ---------------
                                                                                                    7,430
                                                                                          ---------------
               COMPUTER HARDWARE (0.9%)
      151,900  Diebold, Inc.                                                                        4,015
                                                                                          ---------------
               COMPUTER STORAGE & PERIPHERALS (1.4%)
      220,800  Electronics for Imaging, Inc.  *                                                     2,168
      105,530  Novatel Wireless, Inc.  *                                                              723
       62,200  Synaptics, Inc.  *                                                                   2,020
      280,700  Xyratex Ltd.  *                                                                        941
                                                                                          ---------------
                                                                                                    5,852
                                                                                          ---------------
               DATA PROCESSING & OUTSOURCED SERVICES (0.8%)
       73,520  CSG Systems International, Inc.  *                                                   1,066
       25,480  Heartland Payment Systems, Inc.                                                        205
       81,850  TeleTech Holdings, Inc.  *                                                           1,086
       39,600  Wright Express Corp.  *                                                                906
                                                                                          ---------------
                                                                                                    3,263
                                                                                          ---------------
               ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
       37,630  MTS Systems Corp.                                                                      795
                                                                                          ---------------
               ELECTRONIC MANUFACTURING SERVICES (0.5%)
       48,200  Multi-Fineline Electronix, Inc.  *                                                     967
      241,498  Nam Tai Electronics, Inc.                                                            1,000
                                                                                          ---------------
                                                                                                    1,967
                                                                                          ---------------
               INTERNET SOFTWARE & SERVICES (2.7%)
       39,940  Digital River, Inc.  *                                                               1,535
      172,800  EarthLink, Inc.  *                                                                   1,310
       72,990  J2 Global Communications, Inc.  *                                                    1,751
      155,754  TeleCommunication Systems, Inc. "A"  *                                               1,528
       55,116  VistaPrint Ltd.  *                                                                   1,893
      212,800  Websense, Inc.  *                                                                    3,794
                                                                                          ---------------
                                                                                                   11,811
                                                                                          ---------------


================================================================================
7   |  USAA Small Cap Stock Fund

================================================================================


                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
               IT CONSULTING & OTHER SERVICES (2.1%)
       16,769  ManTech International Corp. "A"  *                                         $           607
      140,700  Maximus, Inc.                                                                        5,675
      277,200  Sapient Corp.  *                                                                     1,422
       75,700  Sykes Enterprises, Inc.  *                                                           1,488
                                                                                          ---------------
                                                                                                    9,192
                                                                                          ---------------
               OFFICE ELECTRONICS (0.6%)
      128,800  Zebra Technologies Corp. "A"  *                                                      2,737
                                                                                          ---------------
               SEMICONDUCTOR EQUIPMENT (0.2%)
       49,440  Ultratech, Inc.  *                                                                     668
                                                                                          ---------------
               SEMICONDUCTORS (1.1%)
      214,791  Applied Micro Circuits Corp.  *                                                      1,171
       13,923  Hittite Microwave Corp.  *                                                             517
       78,908  IXYS Corp.                                                                             753
       83,900  Micrel, Inc.                                                                           629
       46,980  Semtech Corp.  *                                                                       678
      124,130  Skyworks Solutions, Inc.  *                                                          1,097
                                                                                          ---------------
                                                                                                    4,845
                                                                                          ---------------
               SYSTEMS SOFTWARE (1.5%)
       55,000  Progress Software Corp.  *                                                           1,165
      113,820  Sybase, Inc.  *                                                                      3,865
      213,170  Wind River Systems, Inc.  *                                                          1,563
                                                                                          ---------------
                                                                                                    6,593
                                                                                          ---------------
               Total Information Technology                                                        69,419
                                                                                          ---------------

               MATERIALS (3.7%)
               ----------------
               COMMODITY CHEMICALS (0.2%)
       56,430  Innophos Holdings, Inc.                                                                837
                                                                                          ---------------
               DIVERSIFIED CHEMICALS (0.1%)
       36,448  LSB Industries, Inc.  *                                                                437
                                                                                          ---------------
               DIVERSIFIED METALS & MINING (0.3%)
       23,761  Compass Minerals International, Inc.                                                 1,146
                                                                                          ---------------
               FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
       41,338  Terra Industries, Inc.                                                               1,095
                                                                                          ---------------
               FOREST PRODUCTS (0.7%)
       69,900  Deltic Timber Corp.                                                                  2,946
                                                                                          ---------------
               GOLD (0.0%)
       16,900  Allied Nevada Gold Corp.  *                                                             91
                                                                                          ---------------
               METAL & GLASS CONTAINERS (0.7%)
      103,200  AptarGroup, Inc.                                                                     3,202
                                                                                          ---------------
               PAPER PACKAGING (0.5%)
       56,500  Rock-Tenn Co. "A"                                                                    2,133
                                                                                          ---------------
               SPECIALTY CHEMICALS (1.0%)
      312,100  Zep, Inc.                                                                            4,223
                                                                                          ---------------
               Total Materials                                                                     16,110
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (1.2%)
               ---------------------------------
               ALTERNATIVE CARRIERS (0.6%)
      111,840  Cogent Communications Group, Inc.  *                                                   944
      153,080  Premiere Global Services, Inc.  *                                                    1,613
                                                                                          ---------------
                                                                                                    2,557
                                                                                          ---------------


================================================================================
                                                 Portfolio of Investments  |   8

================================================================================


                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
               WIRELESS TELECOMMUNICATION SERVICES (0.6%)
       58,850  Starent Networks Corp.  *                                                  $         1,161
      125,300  Syniverse Holdings, Inc.  *                                                          1,579
                                                                                          ---------------
                                                                                                    2,740
                                                                                          ---------------
               Total Telecommunication Services                                                     5,297
                                                                                          ---------------

               UTILITIES (3.3%)
               ----------------
               ELECTRIC UTILITIES (1.9%)
       21,600  El Paso Electric Co.  *                                                                298
       41,000  ITC Holdings Corp.                                                                   1,785
      124,900  UniSource Energy Corp.                                                               3,287
      155,000  Weststar Energy, Inc.                                                                2,717
                                                                                          ---------------
                                                                                                    8,087
                                                                                          ---------------
               GAS UTILITIES (1.4%)
       97,000  Atmos Energy Corp.                                                                   2,397
       44,750  New Jersey Resources Corp.                                                           1,473
       71,000  WGL Holdings, Inc.                                                                   2,211
                                                                                          ---------------
                                                                                                    6,081
                                                                                          ---------------
               Total Utilities                                                                     14,168
                                                                                          ---------------
               Total Common Stocks (cost: $460,037)                                               412,357
                                                                                          ---------------


               MONEY MARKET INSTRUMENTS (4.3%)

               MONEY MARKET FUNDS (4.3%)
    18,422,452 State Street Institutional Liquid Reserve Fund, 0.56% (a)(cost:  $18,422)           18,422
                                                                                          ---------------




               TOTAL INVESTMENTS (COST: $478,459)                                       $         430,779
                                                                                          ===============


================================================================================
9   |  USAA Small Cap Stock Fund

================================================================================
NOTES TO PORTFOLIO
OF INVESTMENTS

April 30, 2009 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA Small Cap Stock Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: Small Cap Stock Fund Shares and, effective August 1, 2008, Small Cap Stock Fund Institutional Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently only offered for sale to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's


================================================================================
10   |  USAA Small Cap Stock Fund

================================================================================

subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S.
market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Effective August 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:


================================================================================
11   |  USAA Small Cap Stock Fund

================================================================================


Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's assets as of April 30, 2009:

                                                                 Investments in
Valuation Inputs                                                     Securities
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                            $430,779,000
Level 2 - Other Significant Observable Inputs                                 -
Level 3 - Significant Unobservable Inputs                                     -
--------------------------------------------------------------------------------
Total                                                              $430,779,000
--------------------------------------------------------------------------------

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements. The Fund did not enter into any repurchase agreements as of April 30, 2009.

D. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. As of April 30, 2009, the Fund had no securities out on loan.

E. As of April 30, 2009, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and


================================================================================
                                       Notes to Portfolio of Investments  |   12

================================================================================


depreciation of investments as of April 30, 2009, were $33,969,000 and $81,649,000, respectively, resulting in net unrealized depreciation of $47,680,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $431,011,000 at April 30, 2009, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

REIT         Real estate investment trust

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at April 30, 2009.
*   Non-income-producing security.


================================================================================
13   |  USAA Small Cap Stock Fund









ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    06/24/2009
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    06/29/2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    06/24/2009
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.